ACCOUNTS RECEIVABLE	9 Months Ended
Mar. 31, 2025
Accounts Receivable
ACCOUNTS RECEIVABLE

Note 3 — ACCOUNTS RECEIVABLE

As of March 31, 2025 and June 30, 2024, the balance of accounts receivable amounted to $11,346,858 and $11,024,450, respectively. For the nine months ended March 31, 2025 and 2024, the Company assessed the collectability of accounts receivable and did not provide any allowance for credit losses since the platform operators paid in the short term. As of the date of these financial statements, the Company had collected (i) approximately 86.2% of the balance of accounts receivable as of March 31, 2025, and (ii) all the accounts receivable outstanding as of June 30, 2024.